Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2016
Shareholders' Equity [Abstract]
Schedule of outstanding warrants to shareholders
Outstanding and exercisable warrants	Weighted average exercise price of outstanding warrants	Weighted average remaining contractual life (years)
161,000	7.43	0.56

Schedule of stock option activity

	2016		2015		2014
	Number of options	Weighted- average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted- average exercise price

Outstanding - beginning of year	238,894	$6.65	136,256	$9.62	144,726	$14.80
Changes during the year:
Granted	30,000	$2.13	109,625	$2.78	16,125	$5.70
Exercised	(10,000)	$2.96	-	$-	-	$-
Forfeited	(6,224)	$8.56	(6,987)	$12.49	(24,595)	$37.55

Outstanding - year end	252,670	$6.21	238,894	$6.65	136,256	$9.62

Vested and expected to vest	154,333	$8.44	88,766	$12.47	58,982	$16.64
Exercisable at year end	144,333	$8.82	88,766	$12.47	136,256	$9.62

Schedule of options granted to employees and directors

				Weighted average
	Options	Weighted	Options	Remaining
	outstanding	average	exercisable	Contractual
	as of	remaining	as of	life of options
Exercise	December 31,	contractual	December 31,	exercisable
Price	2016	life (years)	2016	(years)

2.126	30,000	4.86	-	-
2.237	26,625	3.81	8,873	-
2.96	73,000	3.38	17,666	3.38
3.23	375	0.14	375	0.14
3.88	375	2.88	250	2.88
3.88	90,000	1.85	90,000	1.85
4.02	5,000	2.54	3,333	2.54
6.67	10,000	2.28	6,666	2.28
6.67	375	2.28	250	2.28
33.60	3,750	1.23	3,750	1.23
50.40	13,170	0.30	13,170	0.30

Grand Total	252,670	2.80	144,333	2.07